Note 21 - Other Liabilities	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of other liabilities [text block]
21	Other liabilities

(i)	Other liabilities – Non current

	Year ended December 31,
	2019	2018
Post-employment benefits	144,993	115,087
Other-long term benefits	85,473	78,492
Miscellaneous	20,917	19,550
	251,383	213,129
Post-employment benefits

	Year ended December 31,
	2019	2018
Unfunded	125,573	97,318
Funded	19,420	17,769
	144,993	115,087

▪	Unfunded
	Year ended December 31,
	2019	2018
Values at the beginning of the year	97,318	101,889
Translation differences	(1,567)	(3,849)
Current service cost	7,978	7,400
Interest cost	5,526	5,070
Remeasurements (*)	7,010	(3,946)
Increase due to business combinations	15,660	-
Benefits paid from the plan	(9,328)	(9,719)
Other	2,976	473
At the end of the year	125,573	97,318

(*) For
2019
a loss of
$1.3
million is attributable to demographic assumptions and a loss of
$5.7
million to financial assumptions. For
2018
a gain of
$0.2
million is attributable to demographic assumptions and a gain of
$3.7
million to financial assumptions.

The actuarial assumptions for the most relevant plans were as follows:

	Year ended December 31,
	2019	2018
Discount rate	1% - 7%	2% - 7%
Rate of compensation increase	0% - 3%	0% - 3%

As of
December 31, 2019,
an increase / (decrease) of
1%
in the discount rate assumption of the main plans would have generated a (decrease) / increase on the defined benefit obligation of
$7.4
million and
$7
million respectively, and an increase / (decrease) of
1%
in the rate of compensation assumption of the main plans would have generated an increase / (decrease) impact on the defined benefit obligation of
$4.5
million and
$4.5
million respectively. The above sensitivity analyses are based on a change in discount rate and rate of compensation while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may
be correlated.

▪	Funded

The amounts recognized in the statement of financial position for the current annual period and the previous annual period are as follows:

	Year ended December 31,
	2019	2018
Present value of funded obligations	160,412	146,885
Fair value of plan assets	(145,160)	(132,438)
Liability (*)	15,252	14,447

(*) In
2019
and
2018,
$4.2
million and
$3.3
million corresponding to a plan with a surplus balance were reclassified within other non-current assets, respectively.

The movement in the present value of funded obligations is as follows:
	Year ended December 31,
	2019	2018
At the beginning of the year	146,885	165,485
Translation differences	4,542	(8,182)
Current service cost	721	1,328
Interest cost	5,754	5,691
Remeasurements (*)	12,769	(7,984)
Benefits paid	(10,259)	(9,453)
At the end of the year	160,412	146,885

(*) For
2019
a loss of
$0.4
million is attributable to demographic assumptions and a loss of
$12.4
million to financial assumptions. For
2018
a loss of
$0.4
million is attributable to demographic assumptions and a gain of
$8.4
million to financial assumptions. respectively.

The movement in the fair value of plan assets is as follows:
	Year ended December 31,
	2019	2018
At the beginning of the year	(132,438)	(145,692)
Translation differences	(4,137)	7,514
Return on plan assets	(5,018)	(4,936)
Remeasurements	(10,507)	3,967
Contributions paid to the plan	(3,589)	(3,108)
Benefits paid from the plan	10,259	9,453
Other	270	364
At the end of the year	(145,160)	(132,438)

The major categories of plan assets as a percentage of total plan assets are as follows:
	Year ended December 31,
	2019	2018
Equity instruments	49.0%	53.5%
Debt instruments	47.0%	42.8%
Others	4.0%	3.7%

The actuarial assumptions for the most relevant plans were as follows:

	Year ended December 31,
	2019	2018
Discount rate	3% - 4%	4% - 5%
Rate of compensation increase	0% - 3%	0% - 3%

The expected return on plan assets is determined by considering the expected returns available on the assets underlying the current investment policy. Expected return on plan assets is determined based on long-term, prospective rates of return as of the end of the reporting period.

As of
December 31, 2019,
an increase / (decrease) of
1%
in the discount rate assumption of the main plans would have generated a (decrease) / increase on the defined benefit obligation of
$16.1
million and
$19.8
million respectively, and an increase / (decrease) of
1%
in the compensation rate assumption of the main plans would have generated an increase / (decrease) on the defined benefit obligation of
$1.8
million and
$1.6
million respectively. The above sensitivity analyses are based on a change in discount rate and rate of compensation while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may
be correlated.

The employer contributions expected to be paid for the year
2020
amount approximately to
$5.1
million.

The methods and types of assumptions used in preparing the sensitivity analysis did not
change compared to the previous period.

(ii)	Other liabilities – current

	Year ended December 31,
	2019	2018
Payroll and social security payable	153,009	148,069
Miscellaneous	23,255	17,624
	176,264	165,693